CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	Feb. 03, 2010	Jan. 26, 2009
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Reverse stock split	1-for-6	1-for-7